PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated High Yield Trust. The report covers the six-month period ended August 31, 1998, and includes an investment review by the fund's portfolio manager, followed by a complete list of portfolio holdings and financial statements.

This mutual fund is managed to pursue the significant opportunities available in the lower-grade corporate bond market.* At the end of the reporting period, the fund's highly diversified portfolio included more than 200 bonds issued by companies that span the business and industrial spectrum. Each holding is the result of an intensive research process.

During the reporting period, the fund paid dividends of $0.42 per share and produced a total return of (4.20%).** The total return was impacted by a net asset value decline of $0.81 per share, reflecting the influence of stock market difficulties on the high yield bond market. The fund's net assets totaled $1 billion on the last day of the reporting period.

Thank you for participating in Federated High Yield Trust. As always, we welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
October 15, 1998

 * Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

The high yield market was negatively impacted by uncertain economic, political and financial conditions worldwide during the six months ended August 31, 1998. Economic and currency problems in Asia and Russia led to declining equity prices worldwide and to concerns about the impact of the Asian and Russian problems on other emerging markets such as Latin America. All of these uncertainties cast doubts on the ability of the U.S. to be an "oasis of prosperity" in a world beset with economic problems. From a high yield bond perspective, declining equity prices and concerns about increasing default rates and possible weakness in the U.S. economy led to a widening of credit spreads relative to U.S. treasury securities. This negatively impacted high yield bond prices which more than offset the positive effect of falling interest rates. For example, the spread between the First Boston High Yield Bond Index* and a comparable U.S. treasury security widened from 371 basis points on February 28th to 619 basis points on August 31st, the highest level since December 1991. The impact is also illustrated by the fact that the Lehman Brothers Aggregate Bond Index,** a measure of high quality bond performance which returned 4.58%, substantially outperformed the Lehman Brothers High Yield Bond Index*** ("Lehman Index") which returned (3.03%). Within the high yield market, a bias toward quality dominated as the Lehman Brothers BB Index*** returned 0.32% while the lower quality Lehman Brothers B Index*** returned (4.03%) and the Lehman Brothers CCC Index*** returned (8.48%).

During the reporting period, Federated High Yield Trust returned (4.20%)+ underperforming the Lehman Index while outperforming the Lipper High Current Yield Fund Average++ ("Lipper Average") which returned (4.96%). The substantial performance difference between the Lipper Average and the Lehman Index reflects the higher quality bias of the Lehman Index versus the Lipper Average in a period of widening credit spreads. The fund's quality profile falls between the Lehman Index and the Lipper Average. The fund's performance was positively impacted by several factors. First, the fund's higher quality bias versus the Lipper Average, which has been in place since late 1997, benefited the fund given the relative outperformance of higher quality issuers. Second, the fund was underweight in cyclical industries such as forest products and metals which underperformed given recessionary fears and falling commodity prices. The fund was also underweight in the energy area which underperformed given falling oil prices. Fourth, the fund has minimal exposure to emerging markets which positively impacted performance versus the Lipper Average. Finally, several issues provided strong performance during the reporting period based on corporate actions such as tenders or an outright sale of the issuer. This would include First Nationwide, Chemical Lehman, Charter Communications, Sygnet Wireless, Sullivan Broadcasting, Tracor and Curtis Burns. On the negative side, the fund was hurt by its overweight in the telecommunications sector as well as its overweight in zero/step-up securities (many which are in the telecommunications sector). The fund was also negatively impacted by small holdings in Highwaymaster, RBX, Ameritruck and Icon Health and Fitness, which failed to live up to expectations; Diva and Electronic Retailing Systems, which underperformed in a weak zero/step-up sector; and Forcenergy and Daily International which underperformed in a weak energy sector.

The performance of high yield bonds for the balance of 1998 will be heavily influenced by domestic equity prices and the performance of the U.S. economy. We expect the U.S. economic expansion to continue to be driven by low interest rates, high consumer confidence, and high rates of employment. However, the rate of growth will slow considerably from 1997's brisk pace as problems in Asia and other emerging markets negatively impact U.S. economic activity. From a portfolio perspective, we continue to maintain our higher quality bias given our belief that growth will slow. We also remain overweight in the telecommunication, cable TV and broadcasting sectors on the belief that secular changes coupled with stable to growing demand will make these sectors relatively strong performers. However, we expect to be opportunistic buyers over the next 6 to 12 months in selected lower rated issuers and cyclical issuers that have substantially underperformed over the past few months and now represent attractive risk return opportunities.

 * First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. Morningstar receives and publishes this figure as a monthly total return. Indexes are unmanaged and investments cannot be made in an index.

 ** Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total Return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made in an index.

 *** Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity. Lehman Brothers BB Index, Lehman Brothers B Index and Lehman Brothers CCC Index are proprietary indexes of BBB, B, and CCC rated securities, respectively. Investments cannot be made in an index.

 + Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 ++ Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated.

PORTFOLIO OF INVESTMENTS

FEDERATED HIGH YIELD TRUST
AUGUST 31, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                                  VALUE
CORPORATE BONDS--92.6%
AUTO/TRUCK--0.2%
 $ 2,425,000 (a)HDA Parts System, Inc., Sr. Sub. Note, 12.00%, 8/1/2005                              $  2,303,750
AUTOMOBILE--2.0%
   3,563,000 Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                                3,830,225
   9,800,000 Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006                           10,192,000
   3,500,000 Lear Corp., Sub. Note, 9.50%, 7/15/2006                                                    3,780,000
   2,050,000 Oxford Automotive, Inc., Sr. Sub. Note, 10.125%, 6/15/2007                                 2,060,250
               Total                                                                                   19,862,475
BANKING--0.3%
   3,000,000 (a)GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005                                             2,975,940
BEVERAGE & TOBACCO--0.5%
   5,050,000 Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                                                    4,949,000
BROADCAST RADIO & TV--8.0%
   7,250,000 ACME Television, LLC, Sr. Disc. Note, 0/10.875%, 9/30/2004                                 5,618,750
   7,350,000 Big City Radio, Inc., Company Guarantee, 0/11.25%, 3/15/2005                               5,255,250
   3,000,000 Capstar Broadcasting Partners, Inc., Sr. Sub. Note, 9.25%, 7/1/2007                        3,015,000
   3,000,000 Chancellor Media Corp., Company Guarantee, 10.50%, 1/15/2007                               3,240,000
   7,500,000 Chancellor Media Corp., Sr. Sub. Note, 8.125%, 12/15/2007                                  7,162,500
   3,925,000 Chancellor Media Corp., Sr. Sub. Note, 8.75%, 6/15/2007                                    3,866,125
   8,250,000 Chancellor Media Corp., Sr. Sub. Note, 9.375%, 10/1/2004                                   8,373,750
   2,500,000 Cumulus Media, Inc., Sr. Sub. Note, 10.375%, 7/1/2008                                      2,462,500
  13,125,000 Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%, 8/15/2007                              7,940,625
   3,200,000 Fox/Liberty Networks, LLC, Sr. Note, 8.875%, 8/15/2007                                     2,928,000
   1,175,000 Lamar Advertising Co., Sr. Sub. Note, 8.625%, 9/15/2007                                    1,180,875
   5,000,000 Lamar Advertising Co., Sr. Sub. Note, 9.625%, 12/1/2006                                    5,237,500
   9,075,000 Outdoor Systems, Inc., Sr. Sub. Note, 8.875%, 6/15/2007                                    9,301,875
   3,300,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 9/30/2005                           3,514,500
   7,000,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.75%, 12/15/2007                           6,755,000
   2,250,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%, 7/15/2007                            2,199,375
   2,225,000 Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005                                2,347,375

FEDERATED HIGH YIELD TRUST

PRINCIPAL
 AMOUNT                                                                                                   VALUE
CORPORATE BONDS--CONTINUED
BROADCAST RADIO & TV--CONTINUED
$  1,425,000 Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006                              $   1,446,375
               Total                                                                                   81,845,375
BUILDING & DEVELOPMENT--1.2%
   3,150,000 American Architectural Products Corp., Sr. Note, 11.75%, 12/1/2007                         3,008,250
   4,625,000 American Builders & Contractors Supply Co., Inc., Sr. Sub. Note, 10.625%, 5/15/2007        4,370,625
   4,625,000 Building Materials Corp. of America, Sr. Note, 8.00%, 10/15/2007                           4,416,875
               Total                                                                                   11,795,750
BUSINESS EQUIPMENT & SERVICES--2.4%
   7,750,000 Dialog Corp. PLC, Sr. Sub. Note, 11.00%, 11/15/2007                                        8,253,750
   3,725,000 Electronic Retailing Systems International, Inc., Sr. Disc. Note, 0/13.25%, 2/1/2004       1,136,125
   3,750,000 Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%, 2/1/2008                      3,543,750
   6,100,000 (a)U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008                               5,490,000
   3,483,000 United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005                              3,883,545
   1,900,000 (a)United Stationers Supply Co., Sr. Sub. Note, 8.375%, 4/15/2008                          1,852,500
               Total                                                                                   24,159,670
CABLE TELEVISION--11.0%
      67,574 Australis Media Ltd., Sr. Disc. Note, 5/15/2003                                                1,689
   3,950,000 Australis Media Ltd., Unit, 0/14.00%, 5/15/2003                                               98,750
   5,000,000 CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                           5,100,000
     250,000 CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013                                         267,500
   2,875,000 CSC Holdings, Inc., Sr. Sub. Note, 9.25%, 11/1/2005                                        2,946,875
   4,300,000 CSC Holdings, Inc., Sr. Sub. Note, 9.875%, 5/15/2006                                       4,633,250
   2,000,000 Charter Communications Holdings, Inc., Sr. Disc. Note, 0/14.00%, 3/15/2007                 1,730,000
   4,750,000 Charter Communications Southeast, L.P., Sr. Note, 11.25%, 3/15/2006                        5,106,250
   6,475,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005                                            6,636,875
   2,975,000 Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                                               2,409,750
   8,825,000 Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%, 2/15/2007                      5,868,625
   3,850,000 Diamond Holdings PLC, Sr. Note, 9.125%, 2/1/2008                                           3,561,250
   4,550,000 (a)Diva Systems Corp., Unit, 0/12.625%, 3/1/2008                                           1,615,250
  11,250,000 EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/13.125%, 3/15/2004               10,350,000
   6,400,000 International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%, 2/1/2006                      5,088,000
   6,375,000 International Cabletel, Inc., Sr. Disc. Note, 0/12.75%, 4/15/2005                          5,514,375

FEDERATED HIGH YIELD TRUST

PRINCIPAL
 AMOUNT                                                                                                   VALUE
CORPORATE BONDS--CONTINUED
CABLE TELEVISION--CONTINUED
$  2,250,000 Lenfest Communications Inc., Sr. Note, 8.375%, 11/1/2005                               $   2,306,250
   1,000,000 Lenfest Communications Inc., Sr. Sub. Note, 10.50%, 6/15/2006                              1,120,000
   5,375,000 (a)Lenfest Communications Inc., Sr. Sub. Note, 8.25%, 2/15/2008                            5,348,125
   2,850,000 Pegasus Communications Corp., Sr. Note, 9.625%, 10/15/2005                                 2,778,750
   3,300,000 Pegasus Media, Note, 12.50%, 7/1/2005                                                      3,704,250
   2,850,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 12/1/2007                   2,992,500
   2,500,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 3/15/2005                   2,625,000
   5,800,000 Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                            6,409,000
  17,800,000 TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                         13,795,000
   9,825,000 UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                                 4,961,625
   8,000,000 United International Holdings, Inc., Sr. Secd. Disc. Note, 0/10.75%, 2/15/2008             4,480,000
               Total                                                                                  111,448,939
CHEMICALS & PLASTICS--2.9%
     750,000 Buckeye Cellulose Corp., Sr. Sub. Note, 8.50%, 12/15/2005                                    746,250
   3,900,000 Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008                                   3,997,500
   1,750,000 Foamex L.P., Sr. Sub. Note, 13.50%, 8/15/2005                                              1,933,750
   3,075,000 ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003                                             3,213,375
   3,988,000 ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                                              4,227,280
   1,000,000 Polymer Group, Inc., Sr. Sub. Note, 8.75%, 3/1/2008                                          925,000
  11,600,000 Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007                                       10,846,000
   2,225,000 RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                       467,250
   6,075,000 Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%, 8/15/2008                     3,007,125
               Total                                                                                   29,363,530
CLOTHING & TEXTILES--2.0%
   3,125,000 Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%, 1/15/2007                    3,078,125
   3,850,000 Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007                                            3,330,250
   2,150,000 GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                                                2,096,250
   4,450,000 Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007                                            4,361,000
   4,900,000 Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006                                         5,071,500
   2,950,000 Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007                                          2,905,750
               Total                                                                                   20,842,875

FEDERATED HIGH YIELD TRUST

PRINCIPAL
 AMOUNT                                                                                                  VALUE
CORPORATE BONDS--CONTINUED
CONGLOMERATES--0.5%
$  5,375,000 Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%, 3/1/2008                          $  5,133,125
CONSUMER PRODUCTS--4.2%
   3,150,000 American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                                      3,213,000
   2,000,000 Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007                                   1,850,000
   4,525,000 Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008                                             4,321,375
     850,000 (a)Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                         782,000
   1,450,000 (a)Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009                                659,750
   2,400,000 Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/2002                            2,556,000
   5,300,000 ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006                                     132,500
   2,850,000 NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007                                               2,778,750
   6,300,000 Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                            6,268,500
   1,100,000 Playtex Products, Inc., Sr. Note, 8.875%, 7/15/2004                                        1,111,000
  11,800,000 Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%, 2/1/2008                           11,328,000
   2,000,000 Sealy Mattress Co., Company Guarantee, 12/15/2007                                          1,210,000
   1,250,000 Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007                                      1,168,750
   4,500,000 Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                              5,017,500
               Total                                                                                   42,397,125
CONTAINER & GLASS PRODUCTS--0.6%
   7,000,000 Tekni-Plex, Inc., Sr. Sub. Note, 9.25%, 3/1/2008                                           6,615,000
ECOLOGICAL SERVICES & EQUIPMENT--1.6%
  10,175,000 Allied Waste Industries, Inc., Sr. Disc. Note, 0/11.30%, 6/1/2007                          7,529,500
   8,375,000 Allied Waste North America, Inc., Company Guarantee, 10.25%, 12/1/2006                     9,003,125
               Total                                                                                   16,532,625
ELECTRONICS--0.9%
   1,800,000 (a)PX Escrow Corp., Sr. Sub. Disc. Note, 0/9.625%, 2/1/2006                                1,125,000
   7,000,000 (a)Telecommunications Techniques Co., LLC, Sr. Sub. Note, 9.75%, 5/15/2008                 6,405,000
   1,250,000 Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                                           1,106,250
               Total                                                                                    8,636,250
FOOD & DRUG RETAILERS--1.0%
   3,650,000 Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                                4,161,000
   3,150,000 DiGiorgio Corp., Sr. Note, 10.00%, 6/15/2007                                               2,945,250
   2,100,000 Jitney-Jungle Stores of America, Inc., Sr. Sub. Note, 10.375%, 9/15/2007                   2,079,000

FEDERATED HIGH YIELD TRUST

PRINCIPAL
 AMOUNT                                                                                                    VALUE
CORPORATE BONDS--CONTINUED
FOOD & DRUG RETAILERS--CONTINUED
$  1,000,000 Stater Brothers Holdings, Inc., Sr. Sub. Note, 9.00%, 7/1/2004                          $    865,000
               Total                                                                                   10,050,250
FOOD PRODUCTS--1.8%
   3,600,000 Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007                                       3,762,000
   4,350,000 Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005                                 4,915,500
   2,050,000 Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                                  1,916,750
   7,400,000 International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006                          7,881,000
               Total                                                                                   18,475,250
FOOD SERVICES--1.2%
   3,075,000 AmeriServe Food Distribution, Inc., Sr. Note, 8.875%, 10/15/2006                           2,767,500
   7,900,000 AmeriServe Food Distribution, Inc., Sr. Sub. Note, 10.125%, 7/15/2007                      7,110,000
   3,200,000 Nebco Evans Holding Co., Sr. Disc. Note, 0/12.375%, 7/15/2007                              1,872,000
               Total                                                                                   11,749,500
FOREST PRODUCTS--2.0%
   5,250,000 Four M Corp., Sr. Note, 12.00%, 6/1/2006                                                   5,223,750
   5,350,000 S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                                        5,751,250
   4,975,000 Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                                         5,174,000
   2,000,000 Stone Container Corp., Sr. Note, 12.58%, 8/1/2016                                          2,147,500
   2,000,000 Stone Container Corp., Unit, 12.25%, 4/1/2002                                              1,980,000
               Total                                                                                   20,276,500
HEALTHCARE--3.6%
   1,600,000 Alliance Imaging, Inc., Sr. Sub. Note, 9.625%, 12/15/2005                                  1,552,000
   1,750,000 CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008                                              1,688,750
   5,725,000 Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                                 6,311,812
   3,875,000 Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006                             3,506,875
   1,750,000 (a)Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008                         1,356,250
   5,000,000 (a)Tenet Healthcare Corp., Sr. Note, 7.625%, 6/1/2008                                      5,173,950
   8,450,000 Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005                                         8,866,416
   3,650,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007                                   3,668,250
   5,000,000 (a)Tenet Healthcare Corp., Sr. Sub., 8.125%, 12/1/2008                                     4,850,000
               Total                                                                                   36,974,303

FEDERATED HIGH YIELD TRUST

PRINCIPAL
 AMOUNT                                                                                                   VALUE
CORPORATE BONDS--CONTINUED
HOME PRODUCTS & FURNISHINGS--0.7%
$  8,825,000 Falcon Building Products, Inc., Sr. Sub. Disc. Note, 0/10.50%, 6/15/2007                $  5,427,375
   1,625,000 Werner Holding Del., Inc., Sr. Sub. Note, 10.00%, 11/15/2007                               1,535,625
               Total                                                                                    6,963,000
HOTELS, MOTELS, INNS & CASINOS--0.6%
   6,225,000 HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008                                 5,851,500
INDUSTRIAL PRODUCTS & EQUIPMENT--5.4%
   3,275,000 Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007                                           3,045,750
   3,000,000 Anchor Lamina, Inc., Sr. Sub. Note, 9.875%, 2/1/2008                                       2,715,000
   4,800,000 Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005                           5,304,000
   4,725,000 Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007                                 4,488,750
   5,325,000 Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                                5,511,375
   3,700,000 Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%, 7/1/2001                        3,848,000
   1,200,000 (a)Grove Holdings, LLC, Sr. Disc. Deb., 0/11.625%, 5/1/2009                                  540,000
   1,000,000 (a)Grove Worldwide, LLC, Sr. Sub. Note, 9.25%, 5/1/2008                                      890,000
   1,925,000 International Utility Structures, Inc., Sr. Sub. Note, 10.75%, 2/1/2008                    1,838,375
   3,325,000 (a)JTM Industries, Inc., Sr. Sub. Note, 10.00%, 4/15/2008                                  3,275,125
   1,875,000 Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%, 8/15/2005                       1,959,375
   1,800,000 Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%, 8/15/2005                       1,881,000
   5,000,000 MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007                                       5,275,000
   3,600,000 Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                                             3,726,000
   3,450,000 Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                                      3,467,250
   5,725,000 (a)WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008                               5,295,625
   3,150,000 (a)WESCO International, Inc., Sr. Disc. Note, 0/11.125%, 6/1/2008                          1,685,250
               Total                                                                                   54,745,875
LEISURE & ENTERTAINMENT--4.5%
   6,109,000 AMF Bowling Wordwide, Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                             4,184,665
     100,000 AMF Bowling Worldwide, Sr. Sub. Note, 10.875%, 3/15/2006                                      95,500
   2,500,000 (a)Loews Cineplex Entertainment, Inc., Sr. Sub. Note, 8.875%, 8/1/2008                     2,362,500
   9,200,000 Premier Parks, Inc., Sr. Disc. Note, 0/10.00%, 4/1/2008                                    5,336,000
   3,100,000 Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                                           3,363,500
     500,000 Premier Parks, Inc., Sr. Note, 9.75%, 1/15/2007                                              517,500
   5,950,000 (a)Regal Cinemas, Inc., Sr. Sub. Note, 9.50%, 6/1/2008                                     5,741,750

FEDERATED HIGH YIELD TRUST

PRINCIPAL
 AMOUNT                                                                                                  VALUE
CORPORATE BONDS--CONTINUED
LEISURE & ENTERTAINMENT--CONTINUED
$  7,175,000 Six Flags Theme Parks, Sr. Sub. Disc. Note7.70, 6/15/2005                              $   7,874,562
  16,200,000 Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                                                  16,564,500
               Total                                                                                   46,040,477
MACHINERY & EQUIPMENT--1.8%
   4,275,000 Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003                                     4,488,750
   5,525,000 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                5,746,000
   2,600,000 Columbus McKinnion Corp., Sr. Sub. Note, 8.50%, 4/1/2008                                   2,301,000
   3,500,000 (a)National Equipment Services, Inc., Sr. Sub. Note, 10.00%, 11/30/2004                    3,377,500
   2,475,000 Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                                             2,833,875
               Total                                                                                   18,747,125
METALS & MINING--0.5%
   1,875,000 Royal Oak Mines, Inc., Sr. Sub. Note, 12.57%, 8/15/2006                                    1,040,625
   3,000,000 (a)AEI Holding Co., Inc., Sr. Note, 10.00%, 11/15/2007                                     2,880,000
   1,500,000 Anker Coal Group, Inc., Sr. Note, 9.75%, 10/1/2007                                         1,125,000
               Total                                                                                    5,045,625
OIL & GAS--4.0%
   2,600,000 (a)Chiles Offshore, LLC, Sr. Note, 10.00%, 5/1/2008                                        2,171,000
   5,000,000 (a)Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008                            4,475,000
   2,075,000 DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007                                            1,794,875
   6,650,000 Dailey International, Inc., Company Guarantee, 9.50%, 2/15/2008                            5,353,250
   5,875,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 8.50%, 2/15/2007                          4,729,375
   5,250,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 9.50%, 11/1/2006                          4,226,250
   3,100,000 KCS Energy, Inc., Sr. Sub. Note, 8.875%, 1/15/2008                                         2,689,250
   1,300,000 (a)Nuevo Energy Co., Sr. Sub. Note, 8.875%, 6/1/2008                                       1,163,500
   4,000,000 Ocean Energy, Inc., Sr. Sub. Note, 10.375%, 10/15/2005                                     4,100,000
   1,950,000 Pacalta Resources Ltd., Sr. Note, 10.75%, 6/15/2004                                        1,823,250
   2,250,000 Pogo Producing Co., Sr. Sub. Note, 8.75%, 5/15/2007                                        2,081,250
   2,200,000 Pride Petroleum Services, Inc., Sr. Note, 9.375%, 5/1/2007                                 2,123,000
   2,025,000 (a)Universal Compression Holdings, Inc., Sr. Disc. Note, 0/11.375%, 2/15/2009              1,123,875
   4,150,000 (a)Universal Compression Holdings, Inc., Sr. Disc. Note, 0/9.875%, 2/15/2008               2,427,750
               Total                                                                                   40,281,625

FEDERATED HIGH YIELD TRUST

PRINCIPAL
 AMOUNT                                                                                                  VALUE
CORPORATE BONDS--CONTINUED
PRINTING & PUBLISHING--1.9%
$  6,600,000 Affiliated Newspaper Investments, Inc., Sr. Disc. Note, 0/13.25%, 7/1/2006             $   6,501,000
     600,000 Garden State Newspapers, Inc., Sr. Sub. Note, 8.75%, 10/1/2009                               579,000
   3,100,000 Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 2/1/2006                   3,177,500
   4,200,000 Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 3/15/2007                  4,263,000
   4,425,000 K-III Communications Corp., Company Guarantee, Series B, 8.50%, 2/1/2006                   4,292,250
               Total                                                                                   18,812,750
RETAILERS--0.3%
     600,000 Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                                       630,000
   2,700,000 Leslie's Poolmart, Inc., Sr. Note, 10.375%, 7/15/2004                                      2,659,500
               Total                                                                                    3,289,500
SERVICES--0.6%
   3,618,000 Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                               3,889,350
   2,450,000 (a)SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006                                            2,290,750
               Total                                                                                    6,180,100
STEEL--0.7%
   5,900,000 GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                            5,929,500
   1,275,000 Ryderson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                                           1,457,287
               Total                                                                                    7,386,787
SURFACE TRANSPORTATION--3.3%
   2,800,000 Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                                         2,674,000
   4,950,000 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                           2,004,750
   3,575,000 Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                      3,807,375
   7,050,000 Statia Terminals International N.V., 1st Mtg. Note, 11.75%, 11/15/2003                     7,085,250
   8,300,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                                                     8,798,000
   3,675,000 Stena AB, Sr. Note, 8.75%, 6/15/2007                                                       3,564,750
   2,500,000 Stena Line AB, Sr. Note, 10.625%, 6/1/2008                                                 2,350,000
   3,125,000 (a)The Holt Group, Inc., Sr. Note, 9.75%, 1/15/2006                                        2,765,625
               Total                                                                                   33,049,750
TECHNOLOGY SERVICES--0.4%
   3,758,300 CBS Radio, Inc., Sub. Deb., 11.375%, 1/15/2009                                             4,228,088
TELECOMMUNICATIONS & CELLULAR--19.3%
   5,850,000 (a)American Cellular Corp., Sr. Note, 10.50%, 5/15/2008                                    5,411,250

FEDERATED HIGH YIELD TRUST

PRINCIPAL
 AMOUNT                                                                                                   VALUE
CORPORATE BONDS--CONTINUED
TELECOMMUNICATIONS & CELLULAR--CONTINUED
$  1,000,000 (a)Arch Communications, Inc., Sr. Note, 12.75%, 7/1/2007                               $     995,000
   3,725,000 Call-Net Enterprises, Inc., Sr. Disc. Note, 0/8.94%, 8/15/2008                             2,141,875
   8,250,000 Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/2007                             5,321,250
   7,125,000 E.Spire Communications, Inc., Sr. Disc. Note, 0/12.75%, 4/1/2006                           5,094,375
     600,000 E.Spire Communications, Inc., Sr. Disc. Note, 0/13.00%, 11/1/2005                            447,000
   1,000,000 E.Spire Communications, Inc., Sr. Note, 13.75%, 7/15/2007                                  1,015,000
   1,600,000 Esprit Telecom Group PLC, Sr. Note, 11.50%, 12/15/2007                                     1,576,000
   5,900,000 Hermes Europe Railtel B.V., Sr. Note, 11.50%, 8/15/2007                                    6,195,000
   2,900,000 HighwayMaster Communications, Inc., Sr. Note, 13.75%, 9/15/2005                              812,000
   2,125,000 ICG Holdings, Inc., Sr. Disc. Note, 0/12.50%, 5/1/2006                                     1,498,125
   7,000,000 (a)ICG Services, Inc., Sr. Disc. Note, 0/9.875%, 5/1/2008                                  3,447,500
   3,150,000 IXC Communications, Inc., Sr. Sub. Note, 9.00%, 4/15/2008                                  2,890,125
   4,150,000 Intermedia Communications, Inc., Sr. Disc. Note, 0/11.25%, 7/15/2007                       2,884,250
  10,925,000 Intermedia Communications, Inc., Sr. Disc. Note, 0/12.50%, 5/15/2006                       8,794,625
   2,525,000 Intermedia Communications, Inc., Sr. Note, 8.60%, 6/1/2008                                 2,398,750
   3,325,000 Intermedia Communications, Inc., Sr. Note, 8.875%, 11/1/2007                               3,175,375
  12,300,000 Level 3 Communications, Inc., Sr. Note, 9.125%, 5/1/2008                                  11,100,750
  12,325,000 McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007                                           8,627,500
   1,500,000 McLeod, Inc., Sr. Note, 8.375%, 3/15/2008                                                  1,402,500
   1,125,000 McLeod, Inc., Sr. Note, 9.25%, 7/15/2007                                                   1,113,750
   2,000,000 MetroNet Communications Corp., Sr. Disc. Note, 0/10.75%, 11/1/2007                         1,190,000
   4,200,000 MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007                                 4,473,000
   9,700,000 (a)MetroNet Escrow Corp., Sr. Disc. Note, 0/9.95%, 6/15/2008                               5,189,500
  10,100,000 Millicom International Cellular S. A., Sr. Disc. Note, 0/13.50%, 6/1/2006                  6,716,500
   6,900,000 NEXTEL Communications, Inc., Sr. Disc. Note, 0/10.65%, 9/15/2007                           4,174,500
  11,750,000 NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.95%, 2/15/2008                            6,815,000
   6,800,000 NEXTLINK Communications, Inc., Sr. Disc. Note, 0/9.45%, 4/15/2008                          3,570,000
   3,000,000 NEXTLINK Communications, Inc., Sr. Note, 9.00%, 3/15/2008                                  2,715,000
   2,350,000 NEXTLINK Communications, Inc., Sr. Note, 9.625%, 10/1/2007                                 2,197,250
   3,500,000 (a)Nextel International, Inc., Sr. Disc. Note, 0/12.125%, 4/15/2008                        1,802,500
   3,550,000 Orange PLC, Sr. Note, 8.00%, 8/1/2008                                                      3,212,750
   7,850,000 Paging Network, Inc., Sr. Sub. Note, 10.00%, 10/15/2008                                    7,575,250

FEDERATED HIGH YIELD TRUST

PRINCIPAL
 AMOUNT
 OR SHARES                                                                                               VALUE
CORPORATE BONDS--CONTINUED
TELECOMMUNICATIONS & CELLULAR--CONTINUED
$  5,350,000 (a)Pathnet, Inc., Unit, 12.25%, 4/15/2008                                              $   4,841,750
   3,400,000 PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005                                                  3,196,000
   5,000,000 Qwest Communications International, Inc., Sr. Disc. Note, 0/8.29%, 2/1/2008                3,575,000
   6,525,000 Qwest Communications International, Inc., Sr. Disc. Note, 0/9.47%, 10/15/2007              4,730,625
   6,925,000 Qwest Communications International, Inc., Sr. Note, 10.875%, 4/1/2007                      7,548,250
   4,700,000 Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007                                4,418,000
   5,850,000 Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                                         6,727,500
   3,675,000 Telesystem International Wireless, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2007               1,819,125
   8,350,000 Telesystem International Wireless, Inc., Sr. Disc. Note, 0/13.25%, 6/30/2007               4,801,250
   3,800,000 Teligent, Inc., Sr. Disc. Note, 0/11.50%, 3/1/2008                                         1,767,000
   6,250,000 Teligent, Inc., Sr. Note, 11.50%, 12/1/2007                                                5,593,750
   1,000,000 (a)US Xchange, L.L.C., Sr. Note, 15.00%, 7/1/2008                                            997,500
   4,325,000 USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                                 3,914,125
   9,375,000 Vanguard Cellular Systems, Inc., Deb., 9.375%, 4/15/2006                                   9,515,625
   1,675,000 Viatel, Inc., Unit, 0/12.50%, 4/15/2008                                                      929,625
   5,750,000 Viatel, Inc., Unit, 11.25%, 4/15/2008                                                      5,491,250
               Total                                                                                  195,839,625
UTILITIES--0.7%
   5,575,000 El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                                       6,604,814
   1,175,000 Niagara Mohawk Power Corp., Sr. Disc. Note, Series H, 0/8.50%, 7/1/2010                      849,031
               Total                                                                                    7,453,845
               TOTAL CORPORATE BONDS (IDENTIFIED COST $987,493,120)                                   940,302,904
COMMON STOCKS--0.2%
BUSINESS EQUIPMENT & SERVICES--0.0%
       3,725 (a)Electronic Retailing Systems International, Inc., Warrants                                 37,250
CABLE TELEVISION--0.0%
       2,525 Australis Holdings Property Ltd., Warrants                                                         0
          68 (b)CS Wireless Systems, Inc.                                                                       0
       6,994 (b)Pegasus Communications Corp.                                                              139,006
       3,450 Pegasus Communications Corp., Warrants                                                       113,850
       9,825 UIH Australia/Pacific, Warrants                                                               49,125

FEDERATED HIGH YIELD TRUST

SHARES                                                                                                    VALUE
COMMON STOCKS--CONTINUED
CABLE TELEVISION--CONTINUED
$      9,000 (b)Wireless One, Inc., Warrants                                                        $           0
               Total                                                                                      301,981
CHEMICALS & PLASTICS--0.0%
       4,675 (b)Sterling Chemicals Holdings, Inc., Warrants                                               112,200
CONSUMER PRODUCTS--0.1%
      72,287 (b)Alarmguard Holdings, Inc.                                                                 487,937
       3,000 (b)Hosiery Corp. of America, Inc.                                                             21,000
       5,000 (a)(b)IHF Capital, Inc., Warrants                                                             25,000
               Total                                                                                      533,937
METALS & MINING--0.0%
     137,143 (b)Royal Oak Mines, Inc.                                                                      60,000
PRINTING & PUBLISHING--0.1%
       5,350 (b)Affiliated Newspaper Investments, Inc.                                                    642,000
STEEL--0.0%
       1,800 (a)(b)Bar Technologies, Inc., Warrants                                                        99,000
TELECOMMUNICATIONS & CELLULAR--0.0%
       6,325 (b)Cellular Communications International, Inc., Warrants                                     316,250
       2,900 HighwayMaster Communications, Inc., Warrants                                                     145
       4,200 (a)MetroNet Communications Corp., Warrants                                                   132,300
               Total                                                                                      448,695
               TOTAL COMMON STOCKS (IDENTIFIED COST $3,179,581)                                         2,235,063
PREFERRED STOCKS--4.2%
BANKING--0.2%
      72,000 California Federal Preferred Capital Corp., REIT Perpetual Pfd. Stock, Series A, $2.28     1,903,500
BROADCAST RADIO & TV--1.6%
       3,375 Benedek Communications Corp., Sr. Exchangeable PIK                                         3,054,375
      23,981 Capstar Broadcasting Partners, Inc., Sr. Pfd., $12.00                                      2,763,861
       1,500 Cumulus Media, Inc., Cumulative Sr. Red. Pfd. Stk., Series A, $3.44                        1,552,500
      30,770 SFX Broadcasting, Inc., Exchangeable Pfd. Stock, Series E                                  3,523,168
      53,125 Sinclair Broadcast Group, Inc., Pfd., $11.63                                               5,445,313
               Total                                                                                   16,339,217

FEDERATED HIGH YIELD TRUST

SHARES OR
 PRINCIPAL
 AMOUNT                                                                                                  VALUE
PREFERRED STOCKS--CONTINUED
CABLE TELEVISION--0.6%
         692 Echostar Communications Corp., Sr. Red. Pfd. Stk., $12.13                              $     763,151
       4,483 Pegasus Communications Corp., PIK Pfd., Series A, 12.75%                                   4,920,872
               Total                                                                                    5,684,023
FOOD SERVICES--0.2%
      26,384 Nebco Evans Holding Co., Exchangeable Pfd. Stock                                           1,860,126
HEALTHCARE--0.1%
      10,550 (a)River Holding Corp., Sr. Exchangeable PIK                                                 691,025
INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
       2,000 Fairfield Manufacturing Co., Inc., Exchangeable Pfd. Stock                                 1,990,000
          19 (a)International Utility Structures, Inc., Unit                                                2,089
         300 (a)International Utility Structures, Inc., Unit, $13.00                                      286,500
               Total                                                                                    2,278,589
PRINTING & PUBLISHING--0.9%
      75,100 Primedia, Inc., Exchangeable Pfd. Stock, Series G, $2.16                                   6,946,750
      23,750 Primedia, Inc., Pfd., $9.20                                                                2,339,375
               Total                                                                                    9,286,125
TELECOMMUNICATIONS & CELLULAR--0.4%
       1,374 NEXTEL Communications, Inc., Exchangeable Pfd. Stock, Series E, $11.13                     1,243,470
       3,287 NEXTEL Communications, Inc., Pfd.                                                          3,418,480
       3,694 Viatel, Inc., PIK Pfd.                                                                             0
               Total                                                                                    4,661,950
               TOTAL PREFERRED STOCKS (IDENTIFIED COST $43,937,109)                                    42,704,555
(C)REPURCHASE AGREEMENTS--0.1%
$    665,000 BT SECURITIES CORP., 5.80%, DATED 8/31/1998, DUE 9/1/1998 (AT AMORTIZED COST)                665,000
               TOTAL INVESTMENTS (IDENTIFIED COST $1,035,274,810)(D)                                 $985,907,522

 (a) Denotes a private placement security. At August 31, 1998, these securities amounted to $106,360,929 which represents 10.4% of total net assets.
 (b) Non-income producing security.

 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.The investments in the repurchase agreement is through participation in a joint account with other Federated funds.

 (d) The cost of investments for federal tax purposes amounts to $1,035,274,810. The net unrealized depreciation of investments on a federal tax basis amounts to $49,367,288 which is comprised of $19,323,592 appreciation and $68,690,880 depreciation at August 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($1,015,746,606) at August 31, 1998.
The following acronyms are used throughout this portfolio:

GTD --Guaranty
LLC --Limited Liability
Corporation
LP  --Limited Partnerships
PIK --Payment in Kind
PLC --Public Limited Company
REIT--Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements) STATEMENT OF ASSETS AND LIABILITIES

FEDERATED HIGH YIELD TRUST
AUGUST 31, 1998 (UNAUDITED)

ASSETS:
Total investments in securities, at value (identified and tax cost $1,035,274,810)            $  985,907,522
Income receivable                                                                                 19,397,989
Receivable for investments sold                                                                   28,157,023
Receivable for shares sold                                                                           999,840
Prepaid expenses                                                                                      61,105
Total assets                                                                                   1,034,523,479
LIABILITIES:
Payable for investments purchased                                                  $   36,815
Payable for shares redeemed                                                         9,174,221
Income distribution payable                                                         8,370,342
Payable to Bank                                                                       949,553
Payable for taxes withheld                                                                271
Accrued expenses                                                                      245,671
Total liabilities                                                                                 18,776,873
NET ASSETS for 113,911,456 shares outstanding                                                 $1,015,746,606
NET ASSETS CONSIST OF:
Paid in capital                                                                               $1,071,440,096
Net unrealized depreciation of investments                                                       (49,367,288)
Accumulated net realized loss on investments                                                      (6,395,857)
Undistributed net investment income                                                                   69,655
Total Net Assets                                                                              $1,015,746,606
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$1,015,746,606 / 113,911,456 shares outstanding                                                        $8.92

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED HIGH YIELD TRUST
SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                                          $   2,577,925
Interest (net of foreign taxes withheld of $383)                                      55,598,909
Total income                                                                          58,176,834
EXPENSES:
Investment advisory fee                                               $ 4,564,505
Administrative personnel and services fee                                 458,892
Custodian fees                                                             30,243
Transfer and dividend disbursing agent fees and expenses                  169,626
Directors'/Trustees' fees                                                   9,776
Auditing fees                                                              12,348
Legal fees                                                                  2,934
Portfolio accounting fees                                                  65,529
Shareholder services fee                                                1,521,525
Share registration costs                                                   54,218
Printing and postage                                                       51,608
Insurance premiums                                                          4,050
Taxes                                                                       5,004
Miscellaneous                                                               5,826
  Total expenses                                                        6,956,084
Waivers --
  Waiver of investment advisory fee                      $(1,277,680)
  Waiver of shareholder services fee                        (304,305)
    Total waivers                                                      (1,581,985)
      Net expenses                                                                     5,374,099
        Net investment income                                                         52,802,735
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                       8,836,492
Net change in unrealized depreciation of investments                                (106,466,750)
  Net realized and unrealized loss on investments                                    (97,630,258)
    Change in net assets resulting from operations                                 $ (44,827,523)

(See Notes which are an integral part of the Financial Statements) STATEMENT OF CHANGES IN NET ASSETS
FEDERATED HIGH YIELD TRUST

                                                                                        SIX  MONTHS
                                                                                           ENDED
                                                                                        (UNAUDITED)      YEAR  ENDED
                                                                                        AUGUST 31,       FEBRUARY 28,
                                                                                           1998             1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                                  $   52,802,735  $   89,225,466
Net realized gain on investments ($8,836,492 and $4,861,343 respectively, as computed
for federal tax purposes)                                                                   8,836,492       2,894,137
Net change in unrealized appreciation/depreciation                                       (106,466,750)     34,916,343
  Change in net assets resulting from operations                                          (44,827,523)    127,035,946
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                                  (52,787,718)    (88,853,702)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                              487,774,130     979,282,898
Net asset value of shares issued to shareholders in payment of distributions declared      31,884,638      65,669,753
Cost of shares redeemed                                                                  (605,359,768)   (822,434,825)
  Change in net assets resulting from share transactions                                  (85,701,000)    222,517,826
    Change in net assets                                                                 (183,316,241)    260,700,070
NET ASSETS:
Beginning of period                                                                     1,199,062,847     938,362,777
End of period (including undistributed net investment income of $69,655 and $54,638,
respectively)                                                                          $1,015,746,606  $1,199,062,847

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
FEDERATED HIGH YIELD TRUST
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS
                                                             ENDED
                                                          (UNAUDITED)
                                                           August 31,           YEAR ENDED FEBRUARY 28 or 29,
                                                              1998        1998      1997      1996      1995      1994
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 9.73       $ 9.41    $ 9.09    $ 8.57    $ 9.48    $ 9.10
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.42         0.82      0.85      0.85      0.84      0.84
 Net realized and unrealized gain (loss) on investments      (0.81)        0.32      0.33      0.51     (0.90)     0.40
Total from investment operations                             (0.39)        1.14      1.18      1.36     (0.06)     1.24
LESS DISTRIBUTIONS
 Distributions from net investment income                    (0.42)       (0.82)    (0.85)    (0.84)    (0.84)    (0.86)
 Distributions in excess of net investment income(a)            --           --     (0.01)       --     (0.01)       --
 Total distributions                                         (0.42)       (0.82)    (0.86)    (0.84)    (0.85)    (0.86)
NET ASSET VALUE, END OF PERIOD                              $ 8.92       $ 9.73    $ 9.41    $ 9.09    $ 8.57    $ 9.48
TOTAL RETURN(B)                                              (4.20%)      12.74%    13.74%    16.47%    (0.32%)   14.16%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                     0.88%*       0.88%     0.88%     0.88%     0.85%     0.83%
 Net investment income                                        8.67%*       8.73%     9.45%     9.53%     9.70%     9.17%
 Expense waiver/reimbursement(c)                              0.26%*       0.27%     0.28%     0.30%     0.22%     0.13%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                $1,015,747   $1,199,063  $938,363  $673,779  $464,604  $432,045
 Portfolio turnover                                             40%          84%       81%       87%       99%      112%

 * Computed on an annualized basis.
 (a) Distributions in excess of net investment income for the periods ended February 28, 1997 and 1995 were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED HIGH YIELD TRUST

AUGUST 31, 1998 (UNAUDITED)

ORGANIZATION

Federated High Yield Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Trust's portfolio of investments consists primarily of lower rated, corporate debt obligations. These lower rated obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default).

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return on capital for federal income tax purposes.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At February 28, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $12,694,546, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR       EXPIRATION AMOUNT
     1999                $4,408,244
     2000                 6,829,698
     2003                 1,456,604

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                    AUGUST 31,     FEBRUARY 28,
                                                                      1998             1998
Shares sold                                                         50,491,137    103,170,660
Shares issued to shareholders in payment of distributions declared   3,304,019      6,907,979
Shares redeemed                                                    (63,101,864)   (86,612,840)
Net change resulting from share transactions                        (9,306,708)    23,465,799

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE
Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Fserv maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1998, were as follows:
PURCHASES        $463,804,450
SALES            $564,723,390

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.
TRUSTEES
John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

James E. Dowd, Esq.

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr., Esq.

Peter E. Madden

John E. Murray, Jr., J.D., S.J.D.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[GRAPHIC]

Federated High
Yield Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
AUGUST 31, 1998


Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400
www.federatedinvestors.com

Cusip 314197104
8092705 (10/98)